Employee Benefit Plans (Schedule of Allocation of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets	$ 12,132	$ 13,070
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets	11,891	12,857
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets	241	213
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets	12,132	13,070
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets	11,891	12,857
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets	241	213
JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets	$ 12,182	$ 13,117	$ 13,117	$ 13,840